Related Party Transactions (Details) - Schedule of long-term borrowings from related parties - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) - Schedule of long-term borrowings from related parties [Line Items]
Long-term borrowings from related party		$ 5,332,803	$ 19,085,812
Guardforce Holdings (HK) Limited [Member]
Related Party Transactions (Details) - Schedule of long-term borrowings from related parties [Line Items]
Long-term borrowings from related party	[1]	3,895,500	4,140,500
Tu Jingyi [Member]
Related Party Transactions (Details) - Schedule of long-term borrowings from related parties [Line Items]
Long-term borrowings from related party		1,437,303	1,437,303
Profit Raider Investment Limited [Member]
Related Party Transactions (Details) - Schedule of long-term borrowings from related parties [Line Items]
Long-term borrowings from related party			$ 13,508,009

[1]	On December 31, 2019, the Company entered into an agreement with Guardforce Holdings (HK) Limited whereby Guardforce Holdings (HK) Limited loaned $1,499,998 to the Company. The loan is unsecured and it bears an interest rate of 3%. The loan was initially due on December 31, 2020. During the year ended December 31, 2021 and 2020, the Company repaid $245,000 and $507,998 to partially settle the principal, respectively. The loan was extended to December 22, 2022 bearing interest rate at 2%. For the years ended December 31, 2021 and 2020, interest expense on this loan was $14,940 and $19,840, respectively. On April 17, 2020, the Company borrowed $2,735,000. The loan is unsecured and bears an interest rate at 2%. The loan is due on April 16, 2023. For the year ended December 31, 2021 and 2020, interest expense on this loan was $54,700 and $34,187, respectively. On September 9, 2020, the Company borrowed $413,500. The loan is unsecured and it bears interest at 2%. The loan is due on September 8, 2023. For the year ended December 31, 2021 and 2020, interest expense on this loan was $8,270 and $2,757, respectively.